Summary of significant accounting policies - Narrative (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Entity Location [Line Items]
Number of operating segments | segment									2
Advertising expenses									$ 822,000	$ 3,566,000	$ 2,936,000
Cost of product revenue	$ 74,934	$ 91,937	$ 179,945	$ 83,934	$ 133,343	$ 148,756	$ 145,325	$ 79,106	430,750	506,530	662,747
Shipping and handling
Entity Location [Line Items]
Cost of product revenue									$ 98,000	$ 261,000	$ 170,000
UNITED STATES
Entity Location [Line Items]
Number of geographic segments | segment									1